EVENTS SUBSEQUENT TO BALANCE DATE (Details) $ in Millions				1 Months Ended		6 Months Ended	8 Months Ended	11 Months Ended
	Jan. 16, 2026 USD ($) t	Sep. 26, 2025 USD ($)	Aug. 26, 2025 USD ($)	Jan. 31, 2026 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2025 USD ($)	Sep. 26, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jan. 22, 2026 USD ($) component	Jan. 16, 2026 shortTonne
Disclosure of non-adjusting events after reporting period [line items]
Government grants, obligation						$ 55.2
Government grants						$ 59.8		$ 59.8
U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure of non-adjusting events after reporting period [line items]
Government grants, obligation		$ 25.0	$ 12.5		$ 5.0		$ 42.5	$ 42.5
Government grants					$ 47.1
Government Grants
Disclosure of non-adjusting events after reporting period [line items]
Government grants, titanium alloy scrap metal transferred, nonmonetary amount	290									320
Government grants, titanium alloy scrap metal transferred, titanium feedstock equivalent	1 year 6 months
Government grants, full operating capacity, nonmonetary amounts | t	200
Government grants, property purchase order									$ 0.3
Government grants, property purchase order, lightweight titanium component | component									700
Government Grants | U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure of non-adjusting events after reporting period [line items]
Government grants, obligation	$ 4.6			$ 4.6